UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:    Rima Management, L.L.C.

Address: 110 East 55th Street, Suite 1600
         New York, NY 10022

13F File Number: 028-11698


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   George Malikotsis
Title:  Vice President
Phone:  (514) 281-8082


Signature, Place and Date of Signing:


/s/ George Malikotsis                New York, NY           July 27, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        __________1________

Form 13F Information Table Entry Total:   __________83_______

Form 13F Information Table Value Total:   _______193,901_____
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number      Name

1.       028-11888                 Senvest International L.L.C.
-----------------------            ------------------------------

This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Management, L.L.C and as an employee of Senvest International LLC, whose proprietary portfolio he manages.

                                                      FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6        COLUMN 7     COLUMN 8

                                                           VALUE    SHRS OR    SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000) PRN AMT    PRN CALL  DISCRETION      MNGRS  SOLE   SHARED   NONE
ALLIED CAP CORP NEW            COM              01903Q108   3,112     894,360  SH        SHARED-DEFINED    1     894,360
ALLOT COMMUNICATIONS LTD       SHS              M0854Q105      79      26,000  SH        SHARED-DEFINED    1      26,000
ALVARION LTD                   SHS              M0861T100     135      30,184  SH        SHARED-DEFINED    1      30,184
AMICAS INC                     COM              001712108      50      18,156  SH        SHARED-DEFINED    1      18,156
AMPAL AMERN ISRAEL CORP        CL A             032015109      30      12,300  SH        SHARED-DEFINED    1      12,300
ASCENT MEDIA CORP              COM SER A        043632108   2,963     111,493  SH        SHARED-DEFINED    1     111,493
ASSURED GUARANTY LTD           COM              G0585R106   6,823     551,142  SH        SHARED-DEFINED    1     551,142
AUDIOCODES LTD                 ORD              M15342104   4,574   2,951,022  SH        SHARED-DEFINED    1   2,951,022
AUTHENTEC INC                  COM              052660107      45      25,017  SH        SHARED-DEFINED    1      25,017
AVIGEN INC                     COM              053690103      24      18,480  SH        SHARED-DEFINED    1      18,480
BANK OF AMERICA CORPORATION    COM              060505104   9,561     724,323  SH        SHARED-DEFINED    1     724,323
BBVA BANCO FRANCES S A         SPONSORED ADR    07329M100     370      78,900  SH        SHARED-DEFINED    1      78,900
BRIGHAM EXPLORATION CO         COM              109178103      96      27,500  SH        SHARED-DEFINED    1      27,500
CARDIOME PHARMA CORP           COM NEW          14159U202   5,754   1,546,757  SH        SHARED-DEFINED    1   1,546,757
CASUAL MALE RETAIL GRP INC     COM              148711104   4,331   1,977,748  SH        SHARED-DEFINED    1   1,977,748
CEPHALON INC                   COM              156708109     453       8,000  SH        SHARED-DEFINED    1       8,000
CEVA INC                       COM              157210105   7,522     866,575  SH        SHARED-DEFINED    1     866,575
CIT GROUP INC                  8.75% PFD SER C  125581603     828      46,885  SH        SHARED-DEFINED    1      46,885
CLARIENT INC                   COM              180489106   1,072     288,184  SH        SHARED-DEFINED    1     288,184
CONTINENTAL RESOURCES INC      COM              212015101     885      31,900  SH        SHARED-DEFINED    1      31,900
CUISINE SOLUTIONS INC          COM              229904107      28      25,100  SH        SHARED-DEFINED    1      25,100
DESIGN WITHIN REACH INC        COM              250557105      23      31,150  SH        SHARED-DEFINED    1      31,150
DG FASTCHANNEL INC             COM              23326R109     406      22,200  SH        SHARED-DEFINED    1      22,200
ECTEL LTD                      ORD              M29925100     100     216,366  SH        SHARED-DEFINED    1     216,366
ELRON ELECTR INDS LTD          ORD              290160100      71      21,000  SH        SHARED-DEFINED    1      21,000
EMPIRE RESORTS INC             NOTE 8% 7/3      292052AB3     193     500,000  PRN       SHARED-DEFINED    1     500,000
FIFTH THIRD BANCORP            COM              316773100     383      54,000  SH        SHARED-DEFINED    1      54,000
FORESTAR GROUP INC             COM              346233109   2,283     192,168  SH        SHARED-DEFINED    1     192,168
GASTAR EXPL LTD                COM              367299104   1,066   2,665,944  SH        SHARED-DEFINED    1   2,665,944
GENERAL MARITIME CORP NEW      SHS              Y2693R101   2,463     248,992  SH        SHARED-DEFINED    1     248,992
GENWORTH FINL INC              COM CL A         37247D106  17,029   2,436,134  SH        SHARED-DEFINED    1   2,436,134
GENZYME CORP                   COM              372917104     557      10,000  SH        SHARED-DEFINED    1      10,000
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     189     304,427  SH        SHARED-DEFINED    1     304,427
IMMERSION CORP                 COM              452521107     186      37,595  SH        SHARED-DEFINED    1      37,595
INTERNATIONAL ROYALTY CORP     COM              460277106   1,318     403,200  SH        SHARED-DEFINED    1     403,200
IRSA INVERSIONES Y REP S A     GLOBL DEP RCPT   450047204   1,754     366,180  SH        SHARED-DEFINED    1     366,180
IRWIN FINL CORP                COM              464119106      10      13,300  SH        SHARED-DEFINED    1      13,300
ISTAR FINL INC                 COM              45031U101      28      10,000  SH        SHARED-DEFINED    1      10,000
JACADA LTD                     ORD              M6184R101     600     275,015  SH        SHARED-DEFINED    1     275,015
KEYCORP NEW                    COM              493267108   2,288     436,600  SH        SHARED-DEFINED    1     436,600
LEGG MASON INC                 COM              524901105   1,267      51,954  SH        SHARED-DEFINED    1      51,954
LEXINGTON REALTY TRUST         PFD CONV SER C   529043309     260      12,600  SH        SHARED-DEFINED    1      12,600
LIGAND PHARMACEUTICALS INC     CL B             53220K207     142      49,509  SH        SHARED-DEFINED    1      49,509
MARINER ENERGY INC             COM              56845T305   2,774     236,112  SH        SHARED-DEFINED    1     236,112
MERIDIAN RESOURCE CORP         COM              58977Q109      39     110,041  SH        SHARED-DEFINED    1     110,041
MGIC INVT CORP WIS             COM              552848103   1,997     453,900  SH        SHARED-DEFINED    1     453,900
MRV COMMUNICATIONS INC         COM              553477100       7      15,173  SH        SHARED-DEFINED    1      15,173
MULTIBAND CORP                 COM NEW          62544X209      69      29,100  SH        SHARED-DEFINED    1      29,100
NEUROMETRIX INC                COM              641255104      23      10,576  SH        SHARED-DEFINED    1      10,576
NII HLDGS INC                  CL B NEW         62913F201   8,804     461,690  SH        SHARED-DEFINED    1     461,690
NOVA MEASURING INSTRUMENTS L   COM              M7516K103   1,095   1,129,080  SH        SHARED-DEFINED    1   1,129,080
ODYSSEY MARINE EXPLORATION I   COM              676118102      74      46,510  SH        SHARED-DEFINED    1      46,510
ONYX PHARMACEUTICALS INC       COM              683399109   5,157     182,499  SH        SHARED-DEFINED    1     182,499
ORBOTECH LTD                   ORD              M75253100     374      43,279  SH        SHARED-DEFINED    1      43,279
PERICOM SEMICONDUCTOR CORP     COM              713831105     152      18,000  SH        SHARED-DEFINED    1      18,000
PMI GROUP INC                  COM              69344M101   1,600     808,194  SH        SHARED-DEFINED    1     808,194
QUICKLOGIC CORP                COM              74837P108      80      56,369  SH        SHARED-DEFINED    1      56,369
QUIKSILVER INC                 COM              74838C106   3,646   1,970,851  SH        SHARED-DEFINED    1   1,970,851
RADIAN GROUP INC               COM              750236101  10,914   4,012,427  SH        SHARED-DEFINED    1   4,012,427
RADVISION LTD                  ORD              M81869105     804     102,665  SH        SHARED-DEFINED    1     102,665
RADWARE LTD                    ORD              M81873107  11,751   1,526,078  SH        SHARED-DEFINED    1   1,526,078
RAM ENERGY RESOURCES INC       COM              75130P109   1,216   1,518,319  SH        SHARED-DEFINED    1   1,518,319
RAMTRON INTL CORP              COM NEW          751907304     164     143,631  SH        SHARED-DEFINED    1     143,631
RF MICRODEVICES INC            COM              749941100      75      20,000  SH        SHARED-DEFINED    1      20,000
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879     230      18,100  SH        SHARED-DEFINED    1      18,100
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739   1,821     162,599  SH        SHARED-DEFINED    1     162,599
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796   3,569     318,937  SH        SHARED-DEFINED    1     318,937
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770   2,098     196,073  SH        SHARED-DEFINED    1     196,073
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER P   780097762   1,575     148,131  SH        SHARED-DEFINED    1     148,131
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     509      39,681  SH        SHARED-DEFINED    1      39,681
SANDISK CORP                   COM              80004C101  17,379   1,182,215  SH        SHARED-DEFINED    1   1,182,215
SANFILIPPO JOHN B & SON INC    COM              800422107     236      32,960  SH        SHARED-DEFINED    1      32,960
STANDARD PAC CORP              NOTE 6.000%10/0  853763AA8   3,522   6,432,000  PRN       SHARED-DEFINED    1   6,432,000
SUNTRUST BKS INC               COM              867914103   1,304      79,300  SH        SHARED-DEFINED    1      79,300
SUPERTEX INC                   COM              868532102   4,616     183,840  SH        SHARED-DEFINED    1     183,840
SYNTROLEUM CORP                COM              871630109      23      10,400  SH        SHARED-DEFINED    1      10,400
TLC VISION CORP                COM              872549100       3      10,000  SH        SHARED-DEFINED    1      10,000
TREE COM INC                   COM              894675107   2,602     270,996  SH        SHARED-DEFINED    1     270,996
TTI TEAM TELECOM INTL LTD      ORD              M88258104   1,079   1,332,005  SH        SHARED-DEFINED    1   1,332,005
US GOLD CORPORATION            COM PAR $0.10    912023207     264     100,000  SH        SHARED-DEFINED    1     100,000
VICOR CORP                     COM              925815102   2,698     373,744  SH        SHARED-DEFINED    1     373,744
VIRTUS INVT PARTNERS INC       COM              92828Q109   4,634     315,474  SH        SHARED-DEFINED    1     315,474
XL CAP LTD                     CL A             G98255105  13,573   1,184,357  SH        SHARED-DEFINED    1   1,184,357


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